Income Taxes (Tables)	12 Months Ended
Mar. 03, 2012
Income Taxes [Abstract]
Components of provision for income tax and income before income tax

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Statutory Canadian tax rate	28.0%	30.5%	32.8%

Expected income tax provision	$423	$1,414	$1,072

Differences in income taxes resulting from:
Impact of Canadian U.S. dollar functional currency election	—	—	(145)
Investment tax credits	(138)	(138)	(101)
Manufacturing and processing activities	(21)	(71)	(52)
Non-deductible goodwill impairment	90	—	—
Foreign tax rate differences	12	15	5
Other differences	(19)	13	30

	$347	$1,233	$809

Income before income taxes

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Income before income taxes:
Canadian	$1,272	$4,279	$2,999
Foreign	239	364	267

	$1,511	$4,643	$3,266

Provision for income taxes

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Provision for (recovery of) income taxes:
Current
Canadian	$176	$1,059	$696
Foreign	181	83	62
Deferred
Canadian	34	57	21
Foreign	(44)	34	30

	$347	$1,233	$809

Components of deferred income tax assets and liabilities

	As at
	March 3, 2012	February 26, 2011
Assets
Non-deductible reserves	$216	$225
Tax loss carryforwards	30	36
Unrealized losses on financial instruments	—	5
Other tax carryforwards	30	18

Deferred income tax assets	276	284

Liabilities
Property, plant and equipment	(282)	(318)
Research and development	(17)	(13)
Unrealized gains on financial instruments	(12)	—

Deferred income tax liabilities	(311)	(331)

Net deferred income tax liability	$(35)	$(47)

Deferred income tax asset - current	$197	$229
Deferred income tax liability - long-term	(232)	(276)

	$(35)	$(47)

Reconciliation of beginning and ending amount of unrecognized income tax benefits

(in millions)
Unrecognized income tax benefits balance as at February 26, 2011	$164
Increase for tax positions of prior years	15
Settlement of tax positions	(8)
Expiration of statute of limitations	(24)
Other	(1)

Unrecognized income tax benefits balance as at March 3, 2012	$146

Summary of Open Tax Years by Major Jurisdiction

Canada (1)	Fiscal 2006 - 2012
United States (1)	Fiscal 2009 - 2012
United Kingdom	Fiscal 2010 - 2012